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                         LOOMIS SAYLES INVESTMENT TRUST
                     Loomis Sayles Benchmark Core Bond Fund

                               LOOMIS SAYLES FUNDS
                  Loomis Sayles U.S. Government Securities Fund

                       Supplement dated January 6, 2003 to
                   Loomis Sayles Fixed Income Funds Prospectus
                 dated February 1, 2002, as revised May 1, 2002

The following information replaces the paragraph on page 33 relating to the Loomis Sayles Benchmark Core Bond Fund:

Loomis Sayles Benchmark Core Bond Fund Kurt L. Wagner, Vice President of Loomis Sayles and Loomis Sayles Investment Trust, has served as co-portfolio manager of the Fund since May 2002. Michael F. Harris, Vice President of Loomis Sayles, has served as co-portfolio manager of the Fund since January 2003.

The following information replaces the paragraph on page 34 relating to the Loomis Sayles U.S. Government Securities Fund:

Loomis Sayles U.S. Government Securities Fund John Hyll, Vice President of Loomis Sayles and of Loomis Sayles Funds, has served as a co-portfolio manager of the Fund since January 2003. Clifton V. Rowe, Vice President of Loomis Sayles, has served as a co-portfolio manager of the Fund since January 2003.